Interest Income and Interest Expense - Schedule of Detail of the Amount Due for Interest and Readjustments (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Totals	$ (2,006,666)	$ (711,195)	$ (683,237)
Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(98,931)	(31,212)	(46,842)
Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(28,069)	(5,789)	(8,622)
Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(832,591)	(172,290)	(262,397)
Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(62,852)	(29,127)	(55,541)
Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(1,034,998)	(530,653)	(330,450)
Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(28,395)	(49)	(215)
Lease contract liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(3,658)	(3,725)	(4,919)
Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals		(15,016)	(7,627)
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	82,828	76,666	33,376
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	(1,105,943)	(345,660)	(538,082)
Hedged of interest [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(95,890)	(30,027)	(46,530)
Hedged of interest [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(28,069)	(5,784)	(8,621)
Hedged of interest [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(728,155)	(152,854)	(254,633)
Hedged of interest [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(58,875)	(29,127)	(55,541)
Hedged of interest [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(263,595)	(200,692)	(200,911)
Hedged of interest [member] | Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(10,529)	(49)	(215)
Hedged of interest [member] | Lease contract liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(3,658)	(3,725)	(4,923)
Hedged of interest [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals		(68)	(84)
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	82,828	76,666	33,376
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	(900,723)	(365,535)	(145,155)
Hedged of inflation adjustments [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(3,041)	(1,185)	(312)
Hedged of inflation adjustments [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals		(5)	(1)
Hedged of inflation adjustments [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(104,436)	(19,436)	(7,764)
Hedged of inflation adjustments [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(3,977)
Hedged of inflation adjustments [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(771,403)	(329,961)	(129,539)
Hedged of inflation adjustments [member] | Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (17,866)
Hedged of inflation adjustments [member] | Lease contract liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals			4
Hedged of inflation adjustments [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals		$ (14,948)	$ (7,543)